Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
June 30, 2023
F40-NPRT1-0823
1.818372.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $40,050,478)	40,200,000	40,065,564

Domestic Equity Funds - 47.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	42,332,903	438,992,205
Fidelity Series Blue Chip Growth Fund (c)	87,346,452	1,219,356,470
Fidelity Series Commodity Strategy Fund (c)	1,933,442	187,157,205
Fidelity Series Growth Company Fund (c)	124,469,154	2,272,806,761
Fidelity Series Intrinsic Opportunities Fund (c)	36,389,670	447,956,840
Fidelity Series Large Cap Stock Fund (c)	112,120,984	2,119,086,589
Fidelity Series Large Cap Value Index Fund (c)	45,785,340	662,513,866
Fidelity Series Opportunistic Insights Fund (c)	78,662,515	1,350,635,386
Fidelity Series Small Cap Core Fund (c)	368,814	3,787,723
Fidelity Series Small Cap Discovery Fund (c)	17,685,335	191,532,180
Fidelity Series Small Cap Opportunities Fund (c)	49,676,914	639,838,650
Fidelity Series Stock Selector Large Cap Value Fund (c)	117,530,666	1,478,535,781
Fidelity Series Value Discovery Fund (c)	89,242,341	1,322,571,491
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,634,518,304)		12,334,771,147

International Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	50,978,358	726,951,388
Fidelity Series Emerging Markets Fund (c)	63,210,707	525,280,976
Fidelity Series Emerging Markets Opportunities Fund (c)	172,312,576	2,920,698,161
Fidelity Series International Growth Fund (c)	116,283,174	1,910,532,546
Fidelity Series International Small Cap Fund (c)	31,255,427	507,275,582
Fidelity Series International Value Fund (c)	173,294,664	1,916,638,987
Fidelity Series Overseas Fund (c)	152,416,505	1,911,302,978
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,037,217,970)		10,418,680,618

Bond Funds - 10.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,738,574	21,634,731
Fidelity Series Emerging Markets Debt Fund (c)	17,302,166	128,036,025
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,534,239	42,621,844
Fidelity Series Floating Rate High Income Fund (c)	2,681,650	24,027,588
Fidelity Series High Income Fund (c)	16,181,260	132,524,520
Fidelity Series International Credit Fund (c)	1,231,886	9,497,838
Fidelity Series International Developed Markets Bond Index Fund (c)	17,460,152	149,808,107
Fidelity Series Investment Grade Bond Fund (c)	75,867,331	754,879,941
Fidelity Series Long-Term Treasury Bond Index Fund (c)	244,718,125	1,473,203,110
Fidelity Series Real Estate Income Fund (c)	3,696,193	35,409,533
TOTAL BOND FUNDS (Cost $3,297,040,913)		2,771,643,237

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	31,920,151	31,926,535
Fidelity Series Government Money Market Fund 5.17% (c)(e)	297,750,374	297,750,374
Fidelity Series Short-Term Credit Fund (c)	84,301	810,128
TOTAL SHORT-TERM FUNDS (Cost $330,483,288)		330,487,037

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,339,310,953)	25,895,647,603
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,426,078)
NET ASSETS - 100.0%	25,890,221,525

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,141	Sep 2023	577,157,578	(9,793,466)	(9,793,466)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,861	Sep 2023	627,676,469	(9,666,407)	(9,666,407)

TOTAL PURCHASED					(19,459,873)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	823	Sep 2023	184,691,488	(5,720,840)	(5,720,840)
ICE MSCI EAFE Index Contracts (United States)	1,230	Sep 2023	132,563,250	(983,779)	(983,779)
ICE MSCI Emerging Markets Index Contracts (United States)	4,598	Sep 2023	229,417,210	2,095,953	2,095,953

TOTAL SOLD					(4,608,666)

TOTAL FUTURES CONTRACTS					(24,068,539)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,354,661.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	46,803,647	175,657,775	190,534,887	568,462	-	-	31,926,535	0.1%
Total	46,803,647	175,657,775	190,534,887	568,462	-	-	31,926,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,528,515	189,718	607,462	3,283	(42,224)	(433,816)	21,634,731
Fidelity Series All-Sector Equity Fund	429,762,477	3,008,576	34,729,466	-	(3,569,861)	44,520,479	438,992,205
Fidelity Series Blue Chip Growth Fund	1,182,629,209	15,485,131	166,675,299	-	9,583,985	178,333,444	1,219,356,470
Fidelity Series Canada Fund	702,661,060	25,000,443	28,146,710	-	2,783,888	24,652,707	726,951,388
Fidelity Series Commodity Strategy Fund	174,865,068	20,411,498	3,890,553	-	(404,560)	(3,824,248)	187,157,205
Fidelity Series Emerging Markets Debt Fund	123,461,750	6,393,868	2,677,260	1,872,895	(332,883)	1,190,550	128,036,025
Fidelity Series Emerging Markets Debt Local Currency Fund	42,140,390	316,939	1,064,758	-	(64,019)	1,293,292	42,621,844
Fidelity Series Emerging Markets Fund	412,393,930	105,254,506	2,775,323	-	266,538	10,141,325	525,280,976
Fidelity Series Emerging Markets Opportunities Fund	2,923,990,411	-	86,606,554	-	(16,707,945)	100,022,249	2,920,698,161
Fidelity Series Floating Rate High Income Fund	23,689,429	718,979	619,055	532,545	(2,016)	240,251	24,027,588
Fidelity Series Government Money Market Fund 5.17%	258,254,951	74,163,623	34,668,200	3,234,892	-	-	297,750,374
Fidelity Series Growth Company Fund	2,205,786,964	15,496,114	269,448,926	-	(40,018,411)	360,991,020	2,272,806,761
Fidelity Series High Income Fund	124,701,947	10,401,465	2,780,494	1,901,702	(121,569)	323,171	132,524,520
Fidelity Series International Credit Fund	9,566,310	72,546	54,412	72,547	(70)	(86,536)	9,497,838
Fidelity Series International Developed Markets Bond Index Fund	110,042,256	44,230,666	3,071,062	1,545,370	(217,093)	(1,176,660)	149,808,107
Fidelity Series International Growth Fund	1,856,694,981	31,284,029	52,101,358	-	5,078,546	69,576,348	1,910,532,546
Fidelity Series International Small Cap Fund	507,488,462	4,675,915	11,861,385	-	358,553	6,614,037	507,275,582
Fidelity Series International Value Fund	1,851,191,748	52,359,959	65,186,976	-	4,010,272	74,263,984	1,916,638,987
Fidelity Series Intrinsic Opportunities Fund	445,678,393	5,988,465	22,492,389	-	1,588,761	17,193,610	447,956,840
Fidelity Series Investment Grade Bond Fund	603,858,893	175,036,086	14,509,818	6,393,145	(315,000)	(9,190,220)	754,879,941
Fidelity Series Large Cap Stock Fund	2,071,193,457	14,563,776	110,722,979	-	11,792,023	132,260,312	2,119,086,589
Fidelity Series Large Cap Value Index Fund	649,253,483	17,806,664	31,645,993	-	1,146,611	25,953,101	662,513,866
Fidelity Series Long-Term Treasury Bond Index Fund	1,441,509,439	106,032,138	29,784,955	10,723,079	3,637	(44,557,149)	1,473,203,110
Fidelity Series Opportunistic Insights Fund	1,314,637,181	9,247,413	102,075,756	-	(11,811,099)	140,637,647	1,350,635,386
Fidelity Series Overseas Fund	1,854,872,187	28,198,318	54,995,805	-	4,531,093	78,697,185	1,911,302,978
Fidelity Series Real Estate Income Fund	41,125,817	998,312	7,021,862	661,162	(761,525)	1,068,791	35,409,533
Fidelity Series Short-Term Credit Fund	769,663	48,590	4,622	5,463	101	(3,604)	810,128
Fidelity Series Small Cap Core Fund	-	3,648,709	34,579	2,224	318	173,275	3,787,723
Fidelity Series Small Cap Discovery Fund	189,377,100	7,427,818	13,159,583	422,151	222,323	7,664,522	191,532,180
Fidelity Series Small Cap Opportunities Fund	635,631,562	11,776,611	40,815,474	-	(2,345,243)	35,591,194	639,838,650
Fidelity Series Stock Selector Large Cap Value Fund	1,446,348,890	33,180,162	66,567,279	-	1,992,948	63,581,060	1,478,535,781
Fidelity Series Value Discovery Fund	1,290,628,669	39,617,160	46,248,820	-	834,748	37,739,734	1,322,571,491
	24,946,734,592	863,034,197	1,307,045,167	27,370,458	(32,519,173)	1,353,451,055	25,823,655,504

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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